ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations by Name (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 25,887	$ 28,324
Investment properties		3,244
Goodwill	35,730	34,911	$ 28,662
Private Equity and Other
Disclosure of detailed information about business combination [line items]
Goodwill	12,726	14,396
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	14,209	14,487
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	37	19
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	6,903	3,335
Asset management
Disclosure of detailed information about business combination [line items]
Goodwill	1,855	2,674
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	950	1,171
Accounts receivable and other	776	2,070
Other financial assets	649	1,567
Property, plant and equipment	11,657	16,404
Intangible assets	1,632	4,111
Goodwill	3,899	7,211
Deferred income tax assets	60	97
Total assets	20,754	36,168
Less:
Accounts payable and other	(3,855)	(3,490)
Non-recourse borrowings	(5,228)	(11,952)
Deferred income tax liabilities	(901)	(1,938)
Non-controlling interests	(3,019)	(415)
Total liabilities	(13,413)	(18,574)
Preferred Equity from Business Combinations [Member]		641
Identifiable assets acquired (liabilities assumed)	7,341	17,594
Total | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		22
Accounts receivable and other		10
Other financial assets		1
Investment properties		0
Property, plant and equipment		240
Intangible assets		83
Goodwill		203
Deferred income tax assets		0
Total assets		559
Less:
Accounts payable and other		(46)
Non-recourse borrowings		0
Deferred income tax liabilities		(47)
Non-controlling interests		(1)
Total liabilities		(94)
Preferred Equity from Business Combinations [Member]		0
Identifiable assets acquired (liabilities assumed)		465
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	393
Accounts receivable and other	283
Other financial assets	294
Property, plant and equipment	4,141
Intangible assets	1,580
Goodwill	294
Deferred income tax assets	0
Total assets	7,255
Less:
Accounts payable and other	(2,677)
Non-recourse borrowings	(478)
Deferred income tax liabilities	(454)
Non-controlling interests	0
Total liabilities	(3,679)
Identifiable assets acquired (liabilities assumed)	3,576
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		921
Accounts receivable and other		1,475
Other financial assets		1,519
Investment properties		3,244
Property, plant and equipment		8,964
Intangible assets		4,020
Goodwill		5,334
Deferred income tax assets		0
Total assets		25,477
Less:
Accounts payable and other		(1,500)
Non-recourse borrowings		(9,084)
Deferred income tax liabilities		(1,558)
Non-controlling interests		0
Total liabilities		(12,783)
Preferred Equity from Business Combinations [Member]		641
Identifiable assets acquired (liabilities assumed)		12,694
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	553	228
Accounts receivable and other	443	585
Other financial assets	345	47
Investment properties		0
Property, plant and equipment	7,439	7,200
Intangible assets	0	8
Goodwill	3,556	1,674
Deferred income tax assets	60	97
Total assets	13,257	10,132
Less:
Accounts payable and other	(1,137)	(1,944)
Non-recourse borrowings	(4,736)	(2,868)
Deferred income tax liabilities	(437)	(333)
Non-controlling interests	(3,015)	(414)
Total liabilities	(9,665)	(5,697)
Preferred Equity from Business Combinations [Member]		0
Identifiable assets acquired (liabilities assumed)	3,592	4,435
HomeServe | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		205
Accounts receivable and other		806
Other financial assets		21
Investment properties		0
Property, plant and equipment		118
Intangible assets		2,827
Goodwill		3,337
Deferred income tax assets		0
Total assets		7,314
Less:
Accounts payable and other		(792)
Non-recourse borrowings		(1,006)
Deferred income tax liabilities		(613)
Non-controlling interests		0
Total liabilities		(2,411)
Preferred Equity from Business Combinations [Member]		0
Identifiable assets acquired (liabilities assumed)		4,903
Triton [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		491
Accounts receivable and other		376
Other financial assets		1,495
Investment properties		0
Property, plant and equipment		8,811
Intangible assets		710
Goodwill		1,163
Deferred income tax assets		0
Total assets		13,046
Less:
Accounts payable and other		(406)
Non-recourse borrowings		(7,041)
Deferred income tax liabilities		(446)
Non-controlling interests		0
Total liabilities		(8,534)
Preferred Equity from Business Combinations [Member]		641
Identifiable assets acquired (liabilities assumed)		4,512
Data4 [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		189
Accounts receivable and other		284
Other financial assets		3
Investment properties		3,244
Property, plant and equipment		35
Intangible assets		6
Goodwill		808
Deferred income tax assets		0
Total assets		4,569
Less:
Accounts payable and other		(260)
Non-recourse borrowings		(845)
Deferred income tax liabilities		(416)
Non-controlling interests		0
Total liabilities		(1,521)
Preferred Equity from Business Combinations [Member]		0
Identifiable assets acquired (liabilities assumed)		3,048
X-Elio [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		42
Accounts receivable and other		53
Other financial assets		1
Investment properties		0
Property, plant and equipment		1,160
Intangible assets		0
Goodwill		1,333
Deferred income tax assets		75
Total assets		2,957
Less:
Accounts payable and other		(126)
Non-recourse borrowings		(795)
Deferred income tax liabilities		(105)
Non-controlling interests		0
Total liabilities		(1,164)
Preferred Equity from Business Combinations [Member]		0
Identifiable assets acquired (liabilities assumed)		1,793
Deriva (Duke) [Member] | Private Equity and Other
Less:
Consideration		1,100
Deriva (Duke) [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		88
Accounts receivable and other		328
Other financial assets		38
Investment properties		0
Property, plant and equipment		4,024
Intangible assets		0
Goodwill		0
Deferred income tax assets		0
Total assets		4,478
Less:
Accounts payable and other		(1,561)
Non-recourse borrowings		(1,092)
Deferred income tax liabilities		(29)
Non-controlling interests		(343)
Total liabilities		(3,025)
Preferred Equity from Business Combinations [Member]		0
Identifiable assets acquired (liabilities assumed)		1,453
Banks [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		60
Accounts receivable and other		27
Other financial assets		8
Investment properties		0
Property, plant and equipment		995
Intangible assets		0
Goodwill		159
Deferred income tax assets		0
Total assets		1,249
Less:
Accounts payable and other		(142)
Non-recourse borrowings		(297)
Deferred income tax liabilities		(151)
Non-controlling interests		(34)
Total liabilities		(624)
Preferred Equity from Business Combinations [Member]		0
Identifiable assets acquired (liabilities assumed)		625
Consideration		$ 625
Neoen [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	544
Accounts receivable and other	417
Other financial assets	345
Property, plant and equipment	7,185
Intangible assets	0
Goodwill	3,531
Deferred income tax assets	60
Total assets	12,943
Less:
Accounts payable and other	(1,123)
Non-recourse borrowings	(4,611)
Deferred income tax liabilities	(423)
Non-controlling interests	(3,005)
Total liabilities	(9,502)
Identifiable assets acquired (liabilities assumed)	3,441
Consideration	3,400
Elevar [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	368
Accounts receivable and other	136
Other financial assets	279
Property, plant and equipment	1,785
Intangible assets	582
Goodwill	294
Deferred income tax assets	0
Total assets	3,444
Less:
Accounts payable and other	(1,122)
Non-recourse borrowings	(119)
Deferred income tax liabilities	(162)
Non-controlling interests	0
Total liabilities	(1,403)
Identifiable assets acquired (liabilities assumed)	2,041
Consideration	2,000
Cyxtera [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	14
Accounts receivable and other	140
Other financial assets	0
Property, plant and equipment	2,356
Intangible assets	379
Goodwill	0
Deferred income tax assets	0
Total assets	3,159
Less:
Accounts payable and other	(1,503)
Non-recourse borrowings	0
Deferred income tax liabilities	(229)
Non-controlling interests	0
Total liabilities	(1,802)
Identifiable assets acquired (liabilities assumed)	1,357
Cyxtera [Member] | Renewable Power and Transition
Less:
Consideration	$ 803